Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Deposits.
Schedule of deposits and related interest expense

	2015	2014
	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$2,536,192	$2,382,935
Foreign	613,426	547,318
Total demand non-interest bearing	3,149,618	2,930,253
Savings and interest bearing demand
Domestic	2,450,102	2,488,458
Foreign	570,120	537,222
Total savings and interest bearing demand	3,020,222	3,025,680
Time, certificates of deposit $100,000 or more
Domestic	800,393	835,792
Foreign	848,355	864,346
Less than $100,000
Domestic	430,102	482,089
Foreign	287,563	300,465
Total time, certificates of deposit	2,366,413	2,482,692
Total deposits	$8,536,253	$8,438,625

	2015	2014	2013
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$3,026	$2,998	$3,182
Foreign	567	599	580
Total savings and interest bearing demand	3,593	3,597	3,762
Time, certificates of deposit $100,000 or more
Domestic	4,693	4,615	5,761
Foreign	4,116	4,529	5,590
Less than $100,000
Domestic	1,680	2,074	3,065
Foreign	744	815	1,028
Total time, certificates of deposit	11,233	12,033	15,444
Total interest expense on deposits	$14,826	$15,630	$19,206

Scheduled maturities of time deposits

Total
(in thousands)
2016	$2,127,790
2017	170,950
2018	46,317
2019	19,305
2020	1,986
Thereafter	65
Total	$2,366,413

Scheduled maturities of time deposits in amounts of $100,000 or more

Total
(in thousands)
Due within 3 months or less	$682,567
Due after 3 months and within 6 months	416,167
Due after 6 months and within 12 months	398,985
Due after 12 months	151,985
$1,649,704